[Brazos Mutual Funds Logo]

                              BRAZOS MUTUAL FUNDS


                               SEMI-ANNUAL REPORT
                                  MAY 31, 2000

                                     BRAZOS

                                   SMALL CAP
                                GROWTH PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                                   MICRO CAP
                                GROWTH PORTFOLIO

                                   MULTI CAP
                                GROWTH PORTFOLIO

                                    MID CAP
                                GROWTH PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225


                               www.brazosfund.com

BRAZOS MUTUAL FUNDS
Report From Management

Dear Fellow Shareholders, Clients and Friends:

  For the first half of 2000, your Brazos Micro Cap Growth, Brazos Multi Cap Growth, Brazos Mid Cap Growth, and Brazos Real Estate Securities portfolios recorded strong returns. In what shaped up as a challenging first half of the year for the broad market, all of your funds exceeded or matched the performance of their respective benchmarks. While the first quarter of 2000 marked a continuation of 1999's narrow market leadership in the technology sectors, the second quarter witnessed a significant correction that enabled your well diversified portfolios to outperform all of their benchmark indices. The solid first half 2000 results are summarized in the table below:


                                              Quarter      Year      Inception
                                              Ending      To Date       to
                                              6/30/00     6/30/00     6/30/00
                                            (unaudited) (unaudited) (unaudited)
                                            ----------- ----------- -----------
  Brazos Small Cap Growth(/1/) Class Y
   Inception 12/31/96                         -2.78%       3.04%      147.76%
  Russell 2000 w/Inc.                         -3.78%       3.03%       48.98%
  Brazos Micro Cap Growth(/1/) Inception
   12/31/97                                    3.73%      17.21%      181.49%
  Russell 2000 w/Inc.                         -3.78%       3.03%       21.75%
  Brazos Multi Cap Growth(/1/) Class Y
   Inception 12/31/98                          0.69%      22.59%      135.43%
  S&P 500 w/Inc.                              -2.66%      -0.47%       20.45%
  Brazos Mid Cap Growth(/1/) Class Y
   Inception 12/31/99                          3.92%      24.70%       24.70%
  S&P 400 w/Inc.                              -3.30%       8.97%        8.97%
  Brazos Real Estate Securities(/1/) Class
   Y Inception 12/31/96                       11.36%      13.27%       15.32%
  NAREIT Equity Index                         10.53%      13.18%        7.10%


(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the maintenance of the portfolios' expenses by John McStay Investment Counsel. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the ini-tial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors. It is possible that the perfor-mance may not be repeated in the future.

BRAZOS MUTUAL FUNDS
Report From Management--continued


  The more challenging market environment this year is very much a result of 1999's market euphoria, which drove stock prices well ahead of historic valua-tion parameters. To temper the market enthusiasm and cool down the hot domestic economy, Alan Greenspan and the Federal Reserve continued to apply the breaks by raising interest rates multiple times. By the end of June, evidence of a slowing economy appeared in consumer spending and manufacturing levels. While the Fed attempts to orchestrate a soft economic landing, investors are more carefully analyzing the fundamental financial condition and valuation levels of the companies they invest in. This greater scrutiny combined with potentially slower growth rates contributed significantly to the market decline. Important-ly, these due diligence disciplines have always been part of our investment process.

  Despite this backdrop and the market sell-off, the Brazos funds performed well. Your relative outperformance was a result of our selection process and valuation/risk management tools. First, we carefully select each company that goes into your portfolio by independently analyzing their growth opportunities and management's ability to execute. With the purchase of a stock, the hard work of your twelve seasoned managers is just beginning. Once in the portfolio, a position is carefully scrutinized for any changes to fundamentals (i.e. a new competitor or competitive product entering the market) and to shifts in Wall Street expectations.

  Just as we closely monitor stocks for changes in their growth prospects, val-uation tools play an equally important role in determining opportunities to buy and sell stocks in the Brazos funds. Our focus on companies with strong funda-mentals, strong earnings growth and attractive valuations led us to many excit-ing companies that are participating in the current technology and telecommunications revolution. In early 2000, many of these holdings reached what we believed were unsustainable valuation levels and we harvested some of your gains. Just as our process let us identify good investment opportunities in technology; it also mitigated the risks of these highflying tech stocks by booking profits and diversifying across numerous industries and sectors. Out-side of technology, the Brazos funds' increased weightings in the healthcare and energy sectors contributed nicely to your good 2000 performance.

  Your Brazos team always pays close attention to companies with solid, profit-able business plans. If we cannot identify how a company expects to achieve greater and greater profitability, then we avoid it. This process helps us avoid the pitfalls that long-term unprofitable companies present. During the first half of 2000, many Internet investors painfully realized that the Emperor was not wearing any clothes. With little to no earnings to fall back on, Internet stocks declined significantly during that period. Even large Internet leaders, such as Amazon, declined over 60 percent through June 2000!

  Investors in the Brazos Real Estate Securities portfolio can breathe a sigh of relief as every indication is that the two-year bear market in this asset class is finally behind us. Even if invest-

BRAZOS MUTUAL FUNDS
Report From Management--continued

ors, including all of us on the Brazos team, only receive the high up-front dividend yields these securities offer for the remainder of the year, returns for 2000 would be most rewarding. However, as interest continues to build, we expect these stocks will continue to enjoy additional appreciation, driven by a healthy eight percent earnings growth and expansion in the earnings (FFO) mul-tiples. Additionally, we continue to believe the companies in your portfolio, on average, continue to sell at prices below the value of the underlying real estate. And this value gives us confidence in the degree of downside protection these stocks offer in today's turbulent market.

  The success of the Brazos funds has been remarkable. The successful launch of the Brazos Mid Cap Growth portfolio at the beginning of this year and the ongo-ing performance success of the Brazos Multi Cap Growth portfolio have us ex-tremely excited about the long-term investment opportunities these asset classes offer. The number of good companies we can invest in and the greater liquidity of these stocks lead us to believe that we will enjoy long-term suc-cess and growth in these asset categories.

  Since its December 1997 inception, your commitments combined with the strong cumulative performance returns have grown the Brazos Micro Cap Growth portfolio to $250 million! Realistically, the micro cap universe is limited in terms of the number of investable good companies. As a result of this limitation, as the fund approaches $300 million we will close the fund to new investors so our ex-isting shareholder base can enjoy the undiluted returns expected from this dy-namic asset class.

  We remain excited by the companies that we continue to discover for all the Brazos portfolios. By isolating one company at a time, we seek the rewards of stocks with strong revenue and profit growth. This careful selection process combined with proven risk management tools should continue to serve your in-vestments well. We wish you all the best for a happy and successful second half of 2000!

                                   Sincerely,

                                   /s/ John McStay

                                   John McStay Investment Counsel

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 87.8%

Basic Resources (Excluding Energy) - 3.4%

   Millipore Corp. .......................................  294,700 $ 21,328,912
   Stillwater Mining Co.+.................................  233,900    6,563,819
                                                                    ------------
                                                                      27,892,731
                                                                    ------------

Business Services - 5.8%

   Iron Mountain, Inc.+...................................  302,915   11,056,397
   MAXIMUS, Inc.+.........................................  255,712    5,306,024
   Paychex, Inc. .........................................  527,601   18,466,035
   Profit Recovery Group International, Inc.+.............  408,182    7,398,299
   Sykes Enterprises, Inc.+...............................  258,900    5,000,006
                                                                    ------------
                                                                      47,226,761
                                                                    ------------

Consumer Merchandising - 3.6%

   99 Cents Only Stores+..................................   96,000    3,450,000
   Ames Department Stores, Inc.+..........................   52,630      624,981
   BJ's Wholesale Club, Inc.+.............................  244,936    7,593,016
   Cheesecake Factory, Inc.+..............................  141,856    5,647,642
   Linens 'n Things, Inc.+................................  281,136    7,467,675
   Pacific Sunwear of California+.........................  277,400    4,455,738
                                                                    ------------
                                                                      29,239,052
                                                                    ------------

Consumer Non-Durables - 0.3%

   Wild Oats Markets, Inc.+...............................  224,741    2,078,854
                                                                    ------------

Consumer Services - 4.0%

   Bright Horizons Family Solutions, Inc.+................  364,573    6,174,955
   Education Management Corp.+............................  108,900    1,808,761
   International Speedway Corp. ..........................  216,605    9,273,402
   SFX Entertainment, Inc.+...............................  346,200   15,102,975
                                                                    ------------
                                                                      32,360,093
                                                                    ------------

Electronic Components - 11.4%

   Anadigics, Inc.+.......................................  115,400    4,002,938
   Applied Micro Circuits Corp.+..........................   52,700    5,230,475
   Burr-Brown Corp.+......................................  217,800   12,400,987
   Exar Corp.+............................................   53,000    3,643,750
   KEMET Corp.+...........................................  288,200   19,363,437
   Methode Electronics, Inc. .............................  119,100    4,272,713
   S3, Inc.+..............................................  697,000   11,152,000
   TranSwitch Corp.+......................................  149,700    9,374,962
   TriQuint Semiconductor, Inc.+..........................  150,600   14,212,875
   Vitesse Semiconductor Corp.+...........................  175,700    8,894,813
                                                                    ------------
                                                                      92,548,950
                                                                    ------------

                                               See Notes to Financial Statements
4

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Electronic Technology - 2.9%

   ADTRAN, Inc.+..........................................   85,300 $  5,256,612
   Cabletron Systems, Inc.+...............................  432,400    9,918,175
   Concurrent Computer Corp.+.............................  429,400    3,649,900
   NetScout Systems, Inc.+................................   77,500      920,313
   SeaChange International, Inc.+.........................  143,100    3,666,938
                                                                    ------------
                                                                      23,411,938
                                                                    ------------

Energy - 8.7%

   Devon Energy Corp. ....................................  339,600   20,312,325
   Grey Wolf, Inc. .......................................  750,000    3,750,000
   Mitchell Energy & Development Corp. ...................  101,000    2,998,437
   Nabors Industries, Inc.+...............................  551,600   23,718,800
   National-Oilwell, Inc.+................................  366,100    9,518,600
   Pogo Producing Co. ....................................  432,000   10,368,000
                                                                    ------------
                                                                      70,666,162
                                                                    ------------

Financial Institutions - 8.4%

   AmeriCredit Corp.+.....................................  706,076   13,018,276
   Metris Companies, Inc. ................................  528,282   19,546,434
   Providian Financial Corp. .............................  167,900   14,932,606
   Radian Group, Inc. ....................................  334,100   18,375,500
   SierraCities.com, Inc.+................................  507,000    2,028,000
                                                                    ------------
                                                                      67,900,816
                                                                    ------------

Financial Services & Software - 3.6%

   CyberSource Corp.+.....................................  203,900    2,905,575
   ISS Group, Inc.+.......................................   31,500    2,331,000
   NOVA Corp.+............................................  495,067   14,542,593
   The BISYS Group, Inc.+.................................  139,600    9,178,700
                                                                    ------------
                                                                      28,957,868
                                                                    ------------

Healthcare Products - 7.3%

   Alpharma, Inc. ........................................  136,800    6,771,600
   Biovail Corp.+.........................................  249,000   11,765,250
   Jones Pharma, Inc. ....................................  132,690    4,834,892
   King Pharmaceuticals, Inc.+............................  392,400   20,993,400
   Medicis Pharmaceutical Corp.+..........................  263,367   12,312,407
   Symyx Technologies+....................................   75,000    2,175,000
                                                                    ------------
                                                                      58,852,549
                                                                    ------------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Healthcare Services - 3.8%

   Accredo Health, Inc.+..................................  364,350 $  8,744,400
   Professional Detailing, Inc.+..........................  188,200    5,034,350
   Province Healthcare Co.+...............................  172,600    4,854,375
   Universal Health Services, Inc. .......................  235,300   12,500,313
                                                                    ------------
                                                                      31,133,438
                                                                    ------------

Healthcare Technology - 2.7%

   Invitrogen Corp.+......................................   97,000    3,867,875
   Luminex Corp.+.........................................  125,000    3,843,750
   Waters Corp.+..........................................  148,572   14,040,054
                                                                    ------------
                                                                      21,751,679
                                                                    ------------

Media - 7.2%

   American Tower Corp.+..................................  283,406   10,521,448
   Cinar Corp., Inc.+@....................................  121,120      605,600
   Hispanic Broadcasting Corp.+...........................  164,626   12,470,419
   Radio One, Inc.+.......................................   99,400    7,107,100
   SBA Communcations Corp.+...............................  136,100    5,069,725
   Spectrasite Holdings, Inc.+............................  330,700    5,601,231
   TMP Worldwide, Inc.+...................................  101,742    5,621,246
   Westwood One, Inc.+....................................  351,600   11,668,725
                                                                    ------------
                                                                      58,665,494
                                                                    ------------

Technology Services & Software - 9.4%

   Affiliated Computer Services, Inc.+....................  314,156   10,700,939
   Business Objects SA+...................................   62,200    4,976,000
   Critical Path, Inc.+...................................   43,200    1,374,300
   CSG Systems International, Inc.+.......................  216,408   10,766,298
   Great Plains Software, Inc.+...........................   98,500    4,087,750
   Illuminet Holdings, Inc.+..............................  107,500    4,098,437
   IONA Technologies PLC+.................................   55,000    2,402,813
   Mercury Interactive Corp.+.............................  171,800   14,560,050
   Metasolv Software, Inc.+...............................   35,000    1,382,500
   Register.com, Inc.+....................................   50,600    1,973,400
   SilverStream Software, Inc.+...........................   61,100    2,012,481
   SunGard Data Systems, Inc.+............................  394,300   13,381,556
   Visual Networks, Inc.+.................................   98,800    4,902,950
                                                                    ------------
                                                                      76,619,474
                                                                    ------------


                                               See Notes to Financial Statements
6

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2000

                                                     Shares/
                                                 Principal Amount
Security Description                              (in thousands)     Value
--------------------                             ---------------- ------------


Common Stock (continued)

Telecommunications - 4.6%

   ANTEC Corp.+................................      370,800      $ 18,632,700
   CommScope, Inc.+............................      438,100        16,921,613
   InterVoice-Brite, Inc.+.....................      145,900         2,079,075
                                                                  ------------
                                                                    37,633,388
                                                                  ------------

Traditional Heavy Industry - 0.1%

   L-3 Communications Holdings, Inc.+..........       20,000         1,120,000
                                                                  ------------

Transportation - 0.6%

   Atlas Air, Inc.+............................      141,100         4,568,113
                                                                  ------------

  Total Investment Securities (Cost $639,549,549)................  712,627,360
                                                                  ------------

Repurchase Agreements - 12.2%

   Agreement with State Street Bank & Trust
    Co., bearing interest at 5.00%, dated
    5/31/00, to be repurchased 6/01/00 in the
    amount of $49,309,848 and collateralized by
    $42,440,000 of U.S. Treasury Bonds, bearing
    interest at 8.00%, and having an
    approximate aggregate value of $50,293,140
    (cost $49,303,000).........................      $49,303        49,303,000
   Agreement with State Street Bank & Trust
    Co., bearing interest at 5.00%, dated
    5/31/00, to be repurchased 6/01/00 in the
    amount of $99,316,792 and collateralized by
    $45,535,000 of U.S. Treasury Bonds, bearing
    interest at 7.25% due 8/15/22 and having an
    approximate aggregate value of $51,000,065
    (cost $50,000,000).........................       50,000        50,000,000
                                                                  ------------
Total Repurchase Agreements (Cost $99,303,000)...................   99,303,000
                                                                  ------------

Liabilities in Excess of Other Assets - 0.0%.....................      (80,381)
                                                                  ------------

Total Investments - 100.0% (Cost $738,852,549)...................  811,930,360

Net Assets - 100.0%.............................................. $811,849,979
                                                                  ============

+ Non-income producing
@ Fair valued security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Reit Stock - 94.6%

Apartments - 19.9%

   Apartment Investment & Management Co. .................  150,500 $  6,029,406
   Archstone Communities Trust............................  253,957    5,698,160
   Avalonbay Communities, Inc. ...........................   58,262    2,315,915
   BRE Properties, Inc. ..................................   98,000    2,639,875
   Camden Property Trust .................................  113,300    3,179,481
   Equity Residential Properties Trust....................  191,800    8,559,075
   Gables Residential Trust...............................  106,800    2,629,950
   Home Properties of New York, Inc. .....................   61,800    1,761,300
   Post Properties, Inc. .................................   68,000    2,983,500
                                                                    ------------
                                                                      35,796,662
                                                                    ------------

Free Standing - 2.2%

   Commercial Net Lease Realty............................   17,500      188,125
   Franchise Finance Corp. of America.....................  134,300    3,030,144
   U.S. Restaurant Properties, Inc. ......................   69,600      696,000
                                                                    ------------
                                                                       3,914,269
                                                                    ------------

Healthcare - 0.2%

   Healthcare Realty Trust, Inc. .........................   26,700      443,888
                                                                    ------------

Industrial - 6.2%

   AMB Property Corp. ....................................  157,400    3,541,500
   CenterPoint Properties Trust...........................   12,500      458,594
   ProLogis Trust.........................................  351,200    7,265,450
                                                                    ------------
                                                                      11,265,544
                                                                    ------------

Lodging/Resorts - 4.0%

   FelCor Lodging Trust, Inc. ............................   35,087      721,476
   Hospitality Properties Trust...........................   28,300      650,900
   Host Marriott Corp. ...................................  461,600    4,442,900
   Innkeepers USA Trust...................................   75,600      680,400
   MeriStar Hospitality Corp. ............................   38,900      739,100
                                                                    ------------
                                                                       7,234,776
                                                                    ------------

Manufactured Homes - 2.0%

   Chateau Communities, Inc. .............................   93,200    2,528,050
   Sun Communities, Inc. .................................   31,700    1,026,287
                                                                    ------------
                                                                       3,554,337
                                                                    ------------

Mixed: Office/Industrial - 9.4%

   Duke-Weeks Realty Corp. ...............................  380,232    8,198,752
   Liberty Property Trust.................................  101,700    2,542,500

                                               See Notes to Financial Statements
8

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments (Unaudited) - continued                    May 31, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Reit Stock (continued)

Mixed: Office/Industrial (continued)

   PS Business Parks, Inc. ...............................   51,700 $  1,234,338
   Reckson Associates Realty Corp. .......................  222,600    4,883,287
                                                                    ------------
                                                                      16,858,877
                                                                    ------------

Office - 20.3%

   Arden Realty, Inc. ....................................  155,800    3,583,400
   Boston Properties, Inc. ...............................   78,600    2,746,088
   CarrAmerica Realty Corp. ..............................  137,300    3,432,500
   Cornerstone Properties, Inc. ..........................   92,000    1,656,000
   Equity Office Properties Trust.........................  324,178    8,610,978
   Highwoods Properties, Inc. ............................  157,300    3,785,031
   Kilroy Realty Corp. ...................................   30,200      690,825
   Mack-Cali Realty Corp. ................................  172,800    4,665,600
   Parkway Properties, Inc. ..............................   52,600    1,584,575
   Spieker Properties, Inc. ..............................   64,100    2,976,644
   Trizec Hahn Corp. .....................................  195,400    2,931,000
                                                                    ------------
                                                                      36,662,641
                                                                    ------------

Other - 4.5%

   Catellus Development Corp. ............................    7,200       96,750
   Colonial Properties Trust..............................    6,200      161,588
   Crescent Real Estate Equities Co. .....................   82,100    1,677,919
   Vornado Realty Trust...................................  177,000    6,183,937
                                                                    ------------
                                                                       8,120,194
                                                                    ------------

Regional Malls - 11.0%

   CBL & Associates Properties, Inc. .....................   28,800      698,400
   General Growth Properties, Inc. .......................  159,900    5,056,837
   Simon Property Group, Inc. ............................  273,100    6,690,950
   Taubman Centers, Inc. .................................  199,800    2,172,825
   The Macerich Co. ......................................  124,600    2,717,838
   The Rouse Co. .........................................  104,100    2,491,894
                                                                    ------------
                                                                      19,828,744
                                                                    ------------

Shopping Centers - 9.2%

   Bradley Real Estate, Inc. .............................   86,100    1,851,150
   Developers Diversified Realty Corp. ...................  132,500    1,912,969
   Kimco Realty Corp. ....................................  164,700    6,670,350
   New Plan Excel Realty Trust............................   98,600    1,361,913
   Philips International Realty Corp. ....................   51,300      872,100

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS - REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments (Unaudited) - continued                    May 31, 2000

                                                      Shares/
                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------


Reit Stock (continued)

Shopping Centers (continued)

   Regency Realty Corp. ........................       98,000      $  2,064,125
   Weingarten Realty Investors..................       45,800         1,863,487
                                                                   ------------
                                                                     16,596,094
                                                                   ------------

Specialty - 1.1%

   Pinnacle Holdings, Inc. .....................       32,800         1,607,200
   Plum Creek Timber Co., Inc. .................       14,200           373,637
                                                                   ------------
                                                                      1,980,837
                                                                   ------------

Storage - 4.6%

   Public Storage, Inc. ........................      302,636         6,752,565
   Storage USA, Inc. ...........................       50,700         1,524,169
                                                                   ------------
                                                                      8,276,734
                                                                   ------------
  Total Investment Securities (cost
   $162,159,936)................................                    170,533,597
                                                                   ------------

Repurchase Agreement - 6.0%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.00%, dated 5/31/00, to
    be repurchased 6/01/00 in the amount of
    $10,756,000 and collateralized by $9,175,000
    of U.S. Treasury Bonds, bearing interest at
    8.13%, due 5/15/21 and having an approximate
    aggregate value of $10,973,603 (cost
    $10,756,000)................................      $10,756        10,756,000
                                                                   ------------

Total Investments - 100.6% (cost $172,915,936)....................  181,289,597
Liabilities in Excess of Other Assets - (0.6)%....................   (1,092,703)
                                                                   ------------

Net Assets - 100.0%............................................... $180,196,894
                                                                   ============

                                               See Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS - MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 91.9%

Business Services - 4.2%

   MAXIMUS, Inc.+.........................................   56,900 $  1,180,675
   Merix Corp.+...........................................  140,500    3,758,375
   Miami Computer Supply Corp.+...........................   64,600    1,332,375
                                                                    ------------
                                                                       6,271,425
                                                                    ------------

Consumer Durables - 1.0%

   Genesco, Inc.+.........................................   93,600    1,444,950
                                                                    ------------

Consumer Merchandising - 11.4%

   Ames Department Stores, Inc.+..........................   15,100      179,313
   Braun's Fashions Corp.+................................  147,150    3,292,481
   Buca, Inc.+............................................  132,500    1,846,719
   Cheesecake Factory, Inc.+..............................   36,500    1,453,156
   Chico's FAS, Inc.+.....................................  204,800    3,699,200
   Dress Barn, Inc.+......................................  100,100    2,139,638
   InterTAN, Inc.+........................................  255,750    2,701,359
   O'Charley's, Inc.+.....................................  112,400    1,566,575
                                                                    ------------
                                                                      16,878,441
                                                                    ------------

Consumer Non-Durables - 0.3%

   Wild Oats Markets, Inc.+...............................   47,300      437,525
                                                                    ------------

Consumer Services - 6.7%

   Bright Horizons Family Solutions, Inc.+................  232,010    3,929,670
   Education Management Corp.+............................  159,600    2,650,856
   Scientific Learning Corp.+.............................  194,000    3,334,375
                                                                    ------------
                                                                       9,914,901
                                                                    ------------

Electronic Components - 1.3%

   Metalink Ltd.+.........................................   76,000    1,900,000
                                                                    ------------

Electronic Technology - 7.8%

   AstroPower, Inc.+......................................  218,500    2,990,719
   Concurrent Computer Corp.+.............................   78,700      668,950
   Integrated Silicon Solution, Inc.+.....................  130,400    3,871,250
   Metron Technology N.V.+................................  130,200    1,448,475
   NetScout Systems, Inc.+................................  220,000    2,612,500
                                                                    ------------
                                                                      11,591,894
                                                                    ------------

Energy - 16.2%

   Horizon Offshore, Inc.+................................  160,000    1,800,000

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS - MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) - continued                    May 31, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Energy (continued)

   Key Energy Services, Inc.+.............................  150,000 $  1,631,250
   Midcoast Energy Resources, Inc. .......................  121,300    1,940,800
   Spinnaker Exploration Co. .............................  164,500    4,194,750
   Superior Energy Services, Inc.+........................  391,000    3,958,875
   Tom Brown, Inc.+.......................................  160,000    3,500,000
   TransMontaigne, Inc.+..................................   20,100      135,675
   Unit Corp.+............................................  400,000    5,275,000
   Universal Compression Holdings, Inc.+..................   65,800    1,566,862
                                                                    ------------
                                                                      24,003,212
                                                                    ------------

Financial Institutions - 7.8%

   Financial Federal Corp. ...............................  110,700    1,964,925
   Mobile Mini, Inc.+.....................................  250,400    5,289,700
   SierraCities.com, Inc.+................................  166,100      664,400
   Triad Guaranty, Inc. ..................................  193,700    3,583,450
                                                                    ------------
                                                                      11,502,475
                                                                    ------------

Healthcare Products - 4.3%

   ILEX Oncology, Inc.+...................................  194,000    4,837,875
   OraPharma, Inc.+.......................................  197,000    1,440,562
                                                                    ------------
                                                                       6,278,437
                                                                    ------------

Healthcare Services - 8.6%

   Accredo Health, Inc.+..................................  189,400    4,545,600
   eBenX, Inc.+...........................................   40,000      647,500
   Professional Detailing, Inc.+..........................  163,600    4,376,300
   Province Healthcare Co.+...............................  110,800    3,116,250
                                                                    ------------
                                                                      12,685,650
                                                                    ------------

Healthcare Technology - 6.6%

   Biosite Diagnostics, Inc.+.............................  192,600    4,333,500
   CryoLife, Inc.+........................................  243,300    4,181,719
   ORATEC Interventions, Inc.+............................   15,000      566,250
   Virologic, Inc.+.......................................  100,000      675,000
                                                                    ------------
                                                                       9,756,469
                                                                    ------------

Media - 2.0%

   Cinar Corp., Inc.+@....................................   28,300      141,500
   SBA Communications Corp.+..............................   74,200    2,763,950
                                                                    ------------
                                                                       2,905,450
                                                                    ------------


                                               See Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS - MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) - continued                    May 31, 2000

                                                      Shares/
                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------


Common Stock (continued)

Technology Services & Software - 5.6%

   Apropos Technology, Inc.+....................       45,000      $    483,750
   Caminus Corp.+...............................       91,500         1,098,000
   ePresence, Inc.+.............................      182,700         1,507,275
   Great Plains Software, Inc.+.................       13,000           539,500
   NetSolve, Inc.+..............................      129,000         3,233,062
   The viaLink Co.+.............................      136,000         1,479,000
                                                                   ------------
                                                                      8,340,587
                                                                   ------------

Telecommunications - 3.3%

   Tollgrade Communications, Inc.+..............       72,900         4,834,181
                                                                   ------------

Traditional Heavy Industry  -1.2%

   Ionics, Inc.+................................       61,100         1,756,625
                                                                   ------------

Transportation - 1.5%

   Kirby Corp...................................       99,400         2,199,225
                                                                   ------------

Utilities - 2.1%

   General Communication, Inc.+.................      625,600         3,049,800
                                                                   ------------
  Total Investment Securities (cost
   $134,906,917)................................                    135,751,247
                                                                   ------------

Repurchase Agreement - 8.8%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.00%, dated 5/31/00, to
    be repurchased 6/01/00 in the amount of
    $13,021,808 and collateralized by
    $10,625,000 of U.S. Treasury Bonds, bearing
    interest at 8.50%, due 2/15/20 and having an
    approximate aggregate value of $13,283,598
    (cost $13,020,000)..........................      $13,020        13,020,000
                                                                   ------------

Total Investments - 100.7% (cost $147,926,917) ...................  148,771,247
Liabilities in Excess of Other Assets - (0.7)%....................   (1,060,260)
                                                                   ------------

Net Assets - 100.0%............................................... $147,710,987
                                                                   ============

+ Non-income producing
@ Fair valued security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2000

Security Description                                          Shares    Value
--------------------                                          ------ -----------

Common Stock -- 82.0%

Basic Resources (Excluding Energy) -- 2.5%

   Millipore Corp. .........................................  18,400 $ 1,331,700
                                                                     -----------

Business Services -- 5.8%

   Iron Mountain, Inc.+.....................................  31,700   1,157,050
   Miami Computer Supply Corp.+.............................  25,000     515,625
   ONI System Corp.+........................................   1,000      25,000
   Paychex, Inc. ...........................................  21,000     735,000
   West TeleServices Corp.+.................................  27,500     723,594
                                                                     -----------
                                                                       3,156,269
                                                                     -----------

Consumer Durables -- 1.7%

   Gentex Corp.+............................................  24,200     750,200
   Herman Miller, Inc. .....................................   7,200     194,400
                                                                     -----------
                                                                         944,600
                                                                     -----------

Consumer Merchandising -- 8.0%

   Bed Bath & Beyond, Inc.+.................................  13,400     493,288
   BJ's Wholesale Club, Inc.+...............................  22,400     694,400
   Dollar Tree Stores, Inc.+................................   9,000     535,500
   Home Depot, Inc. ........................................  12,500     610,156
   InterTAN, Inc.+..........................................  39,100     412,994
   Michaels Stores, Inc.+...................................  22,500     963,281
   Tandy Corp.+.............................................  14,300     606,856
                                                                     -----------
                                                                       4,316,475
                                                                     -----------

Electronic Components -- 6.6%

   Amphenol Corp.+..........................................  15,000     690,000
   AVX Corp. ...............................................  10,900     624,706
   Concurrent Computer Corp.+...............................  27,800     236,300
   KEMET Corp. .............................................  18,600   1,249,688
   Vitesse Semiconductor Corp.+.............................  15,400     779,625
                                                                     -----------
                                                                       3,580,319
                                                                     -----------

Energy -- 14.0%

   Devon Energy Corp. ......................................  22,300   1,333,819
   Nabors Industries, Inc.+.................................  28,000   1,204,000
   Ocean Energy, Inc.+......................................  79,100   1,186,500
   Pogo Producing Co. ......................................  42,000   1,008,000
   Santa Fe International Corp. ............................  33,900   1,315,744
   Schlumberger Ltd. .......................................  21,000   1,544,812
                                                                     -----------
                                                                       7,592,875
                                                                     -----------

                                               See Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2000

Security Description                                          Shares    Value
--------------------                                          ------ -----------

Common Stock (continued)

Financial -- 10.0%

   AmeriCredit Corp.+.......................................  50,700 $   934,781
   Concord EFS, Inc.+.......................................  67,100   1,627,175
   Metris Cos., Inc. .......................................  36,000   1,332,000
   MGIC Investment Corp. ...................................   7,100     351,894
   Providian Financial Corp. ...............................  13,700   1,218,444
                                                                     -----------
                                                                       5,464,294
                                                                     -----------

Healthcare Products -- 12.2%

   Biovail Corp.+...........................................  20,700     978,075
   ILEX Oncology, Inc.+.....................................  38,000     947,625
   Jones Pharma, Inc. ......................................  18,000     655,875
   King Pharmaceuticals, Inc.+..............................  25,100   1,342,850
   PerkinElmer, Inc. .......................................  13,400     703,500
   QLT PhotoTherapeutics, Inc.+.............................  15,700     768,319
   Waters Corp.+............................................  12,400   1,171,800
                                                                     -----------
                                                                       6,568,044
                                                                     -----------
Healthcare Services -- 3.1%

   Health Management Associates, Inc.+......................  74,500     880,031
   Tenet Healthcare Corp.+..................................  30,900     791,813
                                                                     -----------
                                                                       1,671,844
                                                                     -----------
Media -- 5.3%

   Clear Channel Communications, Inc.+......................   8,700     651,413
   Hispanic Broadcasting Corp.+.............................   5,600     424,200
   Infinity Broadcasting Corp.+.............................  15,775     498,884
   Viacom, Inc.+............................................  20,615   1,278,130
                                                                     -----------
                                                                       2,852,627
                                                                     -----------

Telecommunications -- 7.7%

   ADC Telecommunications, Inc.+............................  21,400   1,437,812
   ANTEC Corp.+.............................................  22,300   1,120,575
   Scientific-Atlanta, Inc. ................................  16,800     947,100
   Tollgrade Communications, Inc.+..........................  10,000     663,125
                                                                     -----------
                                                                       4,168,612
                                                                     -----------

Utilities -- 5.1%

   Enron Corp...............................................  20,000   1,457,500
   Kinder Morgan, Inc. .....................................  39,300   1,282,162
                                                                     -----------
                                                                       2,739,662
                                                                     -----------
  Total Common Stock (Cost $37,753,171).............................  44,387,321
                                                                     -----------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2000

                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- -----------

Corporate Bonds -- 0.6%

   Lamar Advertising Co. convertible 5.25% 2006
    (cost $333,886)..............................       $  310      $   328,600
                                                                    -----------
  Total Investment Securities (cost $38,087,058)...................  44,715,921
                                                                    -----------

Repurchase Agreement -- 17.5%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.00%, dated 5/31/00, to
    be repurchased 6/01/00 in the amount of
    $9,458,000 and collateralized by $8,615,000
    of U.S. Treasury Bonds, bearing interest at
    7.25%, due 8/15/22 and having an approximate
    aggregate value of $9,648,964 (cost
    $9,458,000)..................................       $9,458        9,458,000
                                                                    -----------

Total Investments -- 100.1% (Cost $47,545,058).....................  54,173,921
Liabilities in Excess of Other Assets -- (0.1)%....................     (39,826)
                                                                    -----------

Net Assets -- 100.0%............................................... $54,134,095
                                                                    ===========

+ Non-income producing
                                               See Notes to Financial Statements
16

BRAZOS MUTUAL FUNDS - MID CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2000

Security Description                                          Shares    Value
--------------------                                          ------ -----------

Common Stock - 87.6%

Basic Resources (Excluding Energy) - 1.3%

   Millipore Corp. .........................................   9,100 $   658,613
                                                                     -----------

Business Services - 5.6%

   Iron Mountain, Inc.+.....................................  25,100     916,150
   MAXIMUS, Inc.+...........................................  18,600     385,950
   Paychex, Inc. ...........................................  25,950     908,250
   West TeleServices Corp.+.................................  26,500     697,281
                                                                     -----------
                                                                       2,907,631
                                                                     -----------

Consumer Durables - 1.6%

   Gentex Corp.+............................................  20,400     632,400
   Herman Miller, Inc. .....................................   6,900     186,300
                                                                     -----------
                                                                         818,700
                                                                     -----------

Consumer Merchandising - 7.1%

   99 Cents Only Stores+....................................  15,666     562,997
   Bed Bath & Beyond, Inc.+.................................  11,200     412,300
   BJ's Wholesale Club, Inc.+...............................  21,600     669,600
   Brinker International, Inc.+.............................   9,600     271,800
   Dollar Tree Stores, Inc.+................................   8,600     511,700
   InterTAN, Inc.+..........................................  37,200     392,925
   Michaels Stores, Inc. ...................................  20,700     886,219
                                                                     -----------
                                                                       3,707,541
                                                                     -----------

Consumer Services - 2.2%

   International Speedway Corp. ............................   5,500     235,469
   SFX Entertainment, Inc.+.................................  21,200     924,850
                                                                     -----------
                                                                       1,160,319
                                                                     -----------

Electronic Components - 7.1%

   AVX Corp. ...............................................   9,300     533,006
   Burr-Brown Corp.+........................................  12,800     728,800
   Kent Electronics Corp.+..................................  19,100     530,025
   S3, Inc.+................................................  32,700     523,200
   ST Assembly Test Services Ltd.+..........................  18,300     565,013
   Vitesse Semiconductor Corp.+.............................  15,500     784,687
                                                                     -----------
                                                                       3,664,731
                                                                     -----------

Electronic Technology - 2.0%

   Cabletron Systems, Inc.+.................................  26,600     610,137
   Concurrent Computer Corp.+...............................  26,600     226,100
   SeaChange International, Inc.+...........................   8,900     228,063
                                                                     -----------
                                                                       1,064,300
                                                                     -----------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS - MID CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) - continued                    May 31, 2000

Security Description                                          Shares    Value
--------------------                                          ------ -----------

Common Stock (continued)

Energy - 12.6%

   Apache Corp. ............................................  12,700 $   773,113
   Devon Energy Corp. ......................................  21,600   1,291,950
   Nabors Industries, Inc.+.................................  35,000   1,505,000
   Ocean Energy, Inc.+......................................  76,300   1,144,500
   Pogo Producing Co. ......................................  31,200     748,800
   Santa Fe International Corp. ............................  27,400   1,063,462
                                                                     -----------
                                                                       6,526,825
                                                                     -----------

Financial Institutions - 6.1%

   AmeriCredit Corp.+.......................................  37,200     685,875
   Charter One Financial, Inc. .............................  28,900     657,475
   Knight Trading Group, Inc.+..............................     600      17,438
   Metris Companies., Inc. .................................  19,300     714,100
   MGIC Investment Corp. ...................................  10,600     525,362
   Providian Financial Corp. ...............................   6,400     569,200
                                                                     -----------
                                                                       3,169,450
                                                                     -----------

Financial Services & Software -- 3.1%

   Concord EFS, Inc.+.......................................  43,000   1,042,750
   ISS Group, Inc.+.........................................     700      51,800
   NOVA Corp.+..............................................  17,700     519,937
                                                                     -----------
                                                                       1,614,487
                                                                     -----------

Healthcare Products -- 9.5%
   Biovail Corp.+...........................................  24,400   1,152,900
   Jones Pharma, Inc. ......................................  12,150     442,716
   King Pharmaceuticals, Inc.+..............................  24,600   1,316,100
   Medicis Pharmaceutical Corp.+............................  16,000     748,000
   PerkinElmer, Inc. .......................................  10,700     561,750
   QLT PhotoTherapeutics, Inc.+.............................  15,100     738,956
                                                                     -----------
                                                                       4,960,422
                                                                     -----------

Healthcare Services -- 3.0%
   Health Management Associates, Inc.+......................  63,700     752,456
   Tenet Healthcare Corp.+..................................  30,600     784,125
                                                                     -----------
                                                                       1,536,581
                                                                     -----------

Healthcare Technology -- 1.8%
   Invitrogen Corp.+........................................   9,600     382,800
   Waters Corp.+............................................   6,100     576,450
                                                                     -----------
                                                                         959,250
                                                                     -----------


                                               See Notes to Financial Statements
18

BRAZOS MUTUAL FUNDS - MID CAP GROWTH PORTFOLIO
Portfolio of Investments (Unaudited) - continued                    May 31, 2000

                                                        Shares/
                                                    Principal Amount
Security Description                                 (in thousands)     Value
--------------------                                ---------------- -----------

Common Stock (continued)

Media -- 2.7%
   American Tower Corp............................       11,000      $   408,375
   Hispanic Broadcasting Corp.+...................        4,100          310,575
   Infinity Broadcasting Corp.+...................       13,300          420,613
   Westwood One, Inc. ............................        7,600          252,225
                                                                     -----------
                                                                       1,391,788
                                                                     -----------

Technology Services & Software -- 6.9%
   Affiliated Computer Services, Inc.+............       12,900          439,406
   CSG Systems International, Inc.+...............       20,000          995,000
   Fiserv, Inc.+..................................       16,300          762,025
   Great Plains Software, Inc.+...................        7,300          302,950
   Mercury Interactive Corp.+.....................        4,900          415,275
   SunGard Data Systems, Inc.+....................       19,300          654,994
                                                                     -----------
                                                                       3,569,650
                                                                     -----------

Telecommunications -- 9.3%
   ADC Telecommunications, Inc.+..................       18,300        1,229,531
   ADTRAN, Inc. ..................................        4,400          271,150
   ANTEC Corp.+...................................       18,900          949,725
   Scientific-Atlanta, Inc. ......................       14,300          806,163
   Tollgrade Communications, Inc.+................       23,400        1,551,712
                                                                     -----------
                                                                       4,808,281
                                                                     -----------

Traditional Heavy Industry -- 2.3%
   KEMET Corp.+...................................       17,900        1,202,656
                                                                     -----------

Utilities -- 3.4%
   Enron Corp. ...................................       10,600          772,475
   Kinder Morgan, Inc. ...........................       31,000        1,011,375
                                                                     -----------
                                                                       1,783,850
                                                                     -----------

  Total Investment Securities (Cost $41,920,861)..                    45,505,075
                                                                     -----------

Repurchase Agreement -- 11.3%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.00%, dated 5/31/00, to
    be repurchased 6/01/00 in the amount of
    $5,880,817 and collateralized by $5,690,000 of
    U.S. Treasury Bonds, bearing interest at
    7.50%, due 2/15/05 and having an approximate
    aggregate value of $5,999,200 (cost
    $5,880,000)...................................       $5,880        5,880,000
                                                                     -----------

Total Investments -- 98.9% (Cost $47,800,861).......................  51,385,075

Other Assets Less Liabilities -- 1.1%...............................     591,694
                                                                     -----------

Net Assets -- 100.0%................................................ $51,976,769
                                                                     ===========

-------
+Non-income producing
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities (Unaudited)                     May 31, 2000

                           Small Cap    Real Estate    Micro Cap     Multi Cap     Mid Cap
                             Growth      Securities      Growth       Growth       Growth
                           Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                          ------------  ------------  ------------  -----------  -----------
assets:
 Investments
  securities, at
  value*................  $712,627,360  $170,533,597  $135,751,247  $44,715,921  $45,505,075
 Repurchase agreements
  (cost equals market)..    99,303,000    10,756,000    13,020,000    9,458,000    5,880,000
 Cash...................           506           328           867          755          161
 Receivable for
  investments sold......     1,892,403       432,897       216,451           --      655,668
 Interest and dividends
  receivable............        45,206       190,089        10,558        8,541        3,450
 Receivable for shares
  of beneficial
  interest sold.........       786,026       684,862       546,928       89,845       12,134
 Prepaid registration...        20,657         8,675       122,046       14,603           --
 Deferred
  organizational
  expenses..............        15,667        15,667            --           --           --
 Receivable from
  investment adviser/
  administrator.........        12,457        10,965            --        2,457        4,345
 Prepaid expenses.......        15,910         2,961         3,286          910          709
                          ------------  ------------  ------------  -----------  -----------
   Total assets.........   814,719,192   182,636,041   149,671,383   54,291,032   52,061,542
                          ------------  ------------  ------------  -----------  -----------
liabilities:
 Payable for
  investments
  purchased.............     1,211,831     2,205,821     1,169,354       28,493       15,720
 Payable for shares of
  beneficial interest
  redeemed..............       919,082        15,932       578,316           --           --
 Investment advisory
  and management fees
  payable...............       626,635       141,256       159,224       41,296       39,821
 Accrued expenses.......       108,868        75,122        53,502       71,920       29,204
 Distribution and
  service maintenance
  fees payable..........         2,797         1,016            --           28           28
 Due to Adviser.........            --            --            --       15,200           --
                          ------------  ------------  ------------  -----------  -----------
   Total liabilities....     2,869,213     2,439,147     1,960,396      156,937       84,773
                          ------------  ------------  ------------  -----------  -----------
    Net assets..........  $811,849,979  $180,196,894  $147,710,987  $54,134,095  $51,976,769
                          ============  ============  ============  ===========  ===========
net assets were composed
 of:
 Shares of beneficial
  interest, $.001 par
  value.................  $     38,912  $     20,166  $      7,554  $     3,040  $     4,536
 Paid-in capital........   601,958,434   196,103,518   106,545,901   40,180,641   47,411,786
                          ------------  ------------  ------------  -----------  -----------
                           601,997,346   196,123,684   106,553,455   40,183,681   47,416,322
 Accumulated
  undistributed net
  investment income
  (loss)................    (1,477,229)    1,380,433      (467,754)    (186,624)     (66,451)
 Accumulated
  undistributed net
  realized gain (loss)
  on investments,
  foreign currency and
  other assets and
  liabilities...........   138,252,051   (25,680,884)   40,780,956    7,508,175    1,042,684
 Net unrealized
  appreciation of
  investments...........    73,077,811     8,373,661       844,330    6,628,863    3,584,214
                          ------------  ------------  ------------  -----------  -----------
    Net assets..........  $811,849,979  $180,196,894  $147,710,987  $54,134,095  $51,976,769
                          ============  ============  ============  ===========  ===========
 *Identified cost
 Investment securities..  $639,549,549  $162,159,936  $134,906,917  $38,087,058  $41,920,861
                          ============  ============  ============  ===========  ===========

                                               See Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities (Unaudited) -- continued        May 31, 2000

                           Small Cap   Real Estate   Micro Cap    Multi Cap    Mid Cap
                             Growth     Securities     Growth      Growth      Growth
                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                          ------------ ------------ ------------ ----------- -----------
Class Y (unlimited
 shares authorized):
 Net assets.............  $806,909,704 $178,190,125 $147,710,987 $54,039,821 $51,881,112
 Shares of beneficial
  interest issued and
  outstanding...........    38,673,634   19,940,800    7,554,284   3,034,658   4,527,174
 Net asset value,
  offering and
  redemption price per
  share.................  $      20.86 $       8.94 $      19.55 $     17.81 $     11.46
                          ============ ============ ============ =========== ===========
Class A (unlimited
 shares authorized):
 Net assets.............  $  2,504,530 $  1,165,938           -- $    94,274 $    95,657
 Shares of beneficial
  interest issued and
  outstanding...........       120,670      130,645           --       5,298       8,353
 Net asset value and
  redemption price per
  share.................  $      20.76 $       8.92           -- $     17.79 $     11.45
 Maximum sales charge
  (5.75% of offering
  price)................          1.27         0.54           --        1.09        0.70
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
  to public.............  $      22.03 $       9.46           -- $     18.88 $     12.15
                          ============ ============ ============ =========== ===========
Class B (unlimited
 shares authorized):
 Net assets.............  $  1,483,803 $    588,313           --          --          --
 Shares of beneficial
  interest issued and
  outstanding...........        71,772       66,004           --          --          --
 Net asset value,
  offering and
  redemption price per
  share (excluding any
  applicable contingent
  deferred sales
  charge)...............  $      20.67 $       8.91           --          --          --
                          ============ ============ ============ =========== ===========
Class II (unlimited
 shares authorized):
 Net assets.............  $    951,942 $    252,518           --          --          --
 Shares of beneficial
  interest issued and
  outstanding...........        46,059       28,324           --          --          --
 Net asset value and
  redemption price per
  share (excluding any
  applicable contingent
  deferred sales
  charge)...............  $      20.67 $       8.92           --          --          --
 Maximum sales charge
  (1.00% of offering
  price)................          0.21         0.09           --          --          --
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
  to public.............  $      20.88 $       9.01           --          --          --
                          ============ ============ ============ =========== ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Operations -- For the six months ended May 31, 2000 (Unaudited)

                             Small Cap    Real Estate   Micro Cap     Multi Cap    Mid Cap
                               Growth     Securities      Growth       Growth       Growth
                             Portfolio     Portfolio    Portfolio     Portfolio   Portfolio
                            ------------  -----------  ------------  -----------  ----------
INVESTMENT INCOME:
Income:
 Interest................   $  2,331,128  $   291,939  $    700,834  $    98,634  $  152,279
 Dividends (net of
  withholding taxes of
  $3,785 on the Real
  Estate Securities
  Portfolio).............        267,317    4,428,838        23,680       31,602      22,007
                            ------------  -----------  ------------  -----------  ----------
  Total investment
   income................      2,598,445    4,720,777       724,514      130,236     174,286
                            ------------  -----------  ------------  -----------  ----------
Expenses:
 Investment advisory and
  management fees........      3,625,366      716,297       965,551      219,053     160,456
 Administration fees.....        240,900       55,654        56,324       17,037      12,480
 Distribution and service
  maintenance fees-Class
  A......................          3,553          812            --           55          56
 Distribution and service
  maintenance fees-Class
  B......................          6,285        1,832            --           --          --
 Distribution and service
  maintenance fees-Class
  II.....................          3,865          953            --           --          --
 Transfer agent fees and
  expenses-Class Y.......          9,748        8,866         9,354        5,626       7,496
 Transfer agent fees and
  expenses-Class A.......          3,370          893            --          316         316
 Transfer agent fees and
  expenses-Class B.......          2,150          746            --           --          --
 Transfer agent fees and
  expenses-Class II......          1,297          529            --           --          --
 Registration fees-Class
  Y......................         10,200       26,550        92,400       17,600      16,165
 Registration fees-Class
  A......................          9,086        8,406            --        3,285       3,285
 Registration fees-Class
  B......................          8,969        8,416            --           --          --
 Registration fees-Class
  II.....................          8,869        8,391            --           --          --
 Custodian fees and
  expenses...............        105,700       40,938        33,452       25,690      26,918
 Legal fees and expenses.         24,600        9,008         8,530        5,050      12,690
 Printing expense........         18,230       14,580         6,160        4,989       4,680
 Trustees' fees and
  expenses...............         13,203       10,598        10,232        9,220       6,960
 Audit and tax consulting
  fees...................         11,615       11,755        11,685       11,685       9,050
 Insurance expense.......          1,898          341           426          116          98
 Amortization of
  organizational
  expenses...............            844          844            --           --          --
 Miscellaneous expenses..          4,701        1,836         1,726        1,911       1,186
                            ------------  -----------  ------------  -----------  ----------
  Total expenses.........      4,114,449      928,245     1,195,840      321,633     261,836

  Less: Expenses
   waived/reimbursed.....        (37,770)     (36,035)           --       (4,118)    (19,226)
  Less: Custody credits
   earned on cash
   balances                       (1,005)        (828)       (3,572)        (655)     (1,873)

  Net expenses...........      4,075,674      891,382     1,192,268      316,860     240,737
                            ------------  -----------  ------------  -----------  ----------
Net investment income
 (loss)..................     (1,477,229)   3,829,395      (467,754)    (186,624)    (66,451)
                            ------------  -----------  ------------  -----------  ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
Net realized gain (loss)
 on investments..........    138,356,935   (5,704,367)   40,789,201    7,515,644   1,042,684
Net change in unrealized
 appreciation/depreciation
 on investments..........    (59,552,509)  21,523,120   (25,494,145)   2,775,933   3,584,214
                            ------------  -----------  ------------  -----------  ----------
Net realized and
 unrealized gain on
 investments, foreign
 currency and other
 assets and liabilities..     78,804,426   15,818,753    15,295,056   10,291,577   4,626,898
                            ------------  -----------  ------------  -----------  ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS:                $ 77,327,197  $19,648,148  $ 14,827,302  $10,104,953  $4,560,447
                            ============  ===========  ============  ===========  ==========



                                               See Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets

                                    Small Cap                  Real Estate
                                Growth Portfolio          Securities Portfolio
                            --------------------------  --------------------------
                            For the six   For the year  For the six   For the year
                            months ended     ended      months ended     ended
                            May 31, 2000  November 30,  May 31, 2000  November 30,
                            (unaudited)       1999      (unaudited)       1999
                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment income
  (loss)..................  $ (1,477,229) $ (3,890,174) $  3,829,395  $  6,258,987
 Net realized gain (loss)
  on investments..........   138,356,935    25,362,554    (5,704,367)  (12,384,265)
 Net change in unrealized
  appreciation/depreciation
  of investments..........   (59,552,509)  107,534,782    21,523,120    (4,486,508)
                            ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets resulting
  from operations.........    77,327,197   129,007,162    19,648,148   (10,611,786)
                            ------------  ------------  ------------  ------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)........            --            --    (3,288,919)   (5,836,341)
 From net investment
  income (Class A)........            --            --        (3,071)       (2,095)
 From net investment
  income (Class B)........            --            --        (5,089)       (2,047)
 From net investment
  income (Class II).......            --            --        (2,924)       (2,046)
 From net realized gains
  on investments (Class
  Y)......................    (5,487,832)           --            --            --
 From net realized gains
  on investments (Class
  A)......................        (6,034)           --            --            --
 From net realized gains
  on investments (Class
  B)......................        (7,250)           --            --            --
 From net realized gains
  on investments (Class
  II).....................        (3,724)           --            --            --
                            ------------  ------------  ------------  ------------
Total dividends and
 distributions to
 shareholders.............    (5,504,840)           --    (3,300,003)   (5,842,529)
                            ------------  ------------  ------------  ------------
Net increase in net assets
 resulting from capital
 share transactions (Note
 5).......................   110,696,849   187,116,304    34,404,140    61,109,901
                            ------------  ------------  ------------  ------------
Total increase in net
 assets...................   182,519,206   316,123,466    50,752,285    44,655,586
NET ASSETS:
Beginning of period.......   629,330,773   313,207,307   129,444,609    84,789,023
                            ------------  ------------  ------------  ------------
End of period [including
 undistributed net
 investment income (loss)
 for March 31, 2000 and
 November 30, 1999 of
 ($1,477,229), $0;
 $1,380,433 and $851,041,
 respectively]............  $811,849,979  $629,330,773  $180,196,894  $129,444,609
                            ============  ============  ============  ============

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets-- continued

                                    Micro Cap                                        Mid Cap Growth
                                Growth Portfolio        Multi Cap Growth Portfolio     Portfolio
                            --------------------------  ---------------------------- --------------
                                                        For the six   For the period For the period
                            For the six   For the year  months ended   December 31,   December 31,
                            months ended     ended        May 31,      1998 through   1999 through
                            May 31, 2000  November 30,      2000       November 30,   May 31, 2000
                            (unaudited)       1999      (unaudited)        1999       (unaudited)
                            ------------  ------------  ------------  -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment loss......  $   (467,754) $   (767,897) $  (186,624)   $   (59,691)   $   (66,451)
 Net realized gain on
  investments.............    40,789,201    17,495,994    7,515,644      4,217,316      1,042,684
 Net change in unrealized
  appreciation/depreciation
  of investments..........   (25,494,145)   23,601,585    2,775,933      3,852,930      3,584,214
                            ------------  ------------  -----------    -----------    -----------
 Net increase in net
  assets resulting from
  operations..............    14,827,302    40,329,682   10,104,953      8,010,555      4,560,447
                            ------------  ------------  -----------    -----------    -----------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)........            --            --           --             --             --
 From net investment
  income (Class A)........            --            --           --             --             --
 From net investment
  income (Class B)........            --            --           --             --             --
 From net investment
  income (Class II).......            --            --           --             --             --
 From net realized gains
  on investments (Class
  Y)......................    (8,285,024)   (7,883,383)  (2,265,007)    (1,900,087)            --
 From net realized gains
  on investments (Class
  A)......................            --            --           --             --             --
 From net realized gains
  on investments (Class
  B)......................            --            --           --             --             --
 From net realized gains
  on investments (Class
  II).....................            --            --           --             --             --
                            ------------  ------------  -----------    -----------    -----------
Total dividends and
 distributions to
 shareholders.............    (8,285,024)   (7,883,383)  (2,265,007)    (1,900,087)            --
                            ------------  ------------  -----------    -----------    -----------
Net increase in net assets
 resulting from capital
 share transactions (Note
 5).......................    19,254,476    41,693,949   10,349,989     29,833,692     47,416,322
                            ------------  ------------  -----------    -----------    -----------
Total increase in net
 assets...................    25,796,754    74,140,248   18,189,935     35,944,160     51,976,769
NET ASSETS:
Beginning of period.......   121,914,233    47,773,985   35,944,160             --             --
                            ------------  ------------  -----------    -----------    -----------
End of period [including
 undistributed net
 investment income (loss)
 for March 31, 2000 and
 November 30, 1999 of
 ($467,754), $0;
 ($186,624), $0 and
 ($66,451), respectively]
 .........................  $147,710,987  $121,914,233  $54,134,095    $35,944,160    $51,976,769
                            ============  ============  ===========    ===========    ===========

                                               See Notes to Financial Statements
24

BRAZOS MUTUAL FUNDS
Financial Highlights

                                                          SMALL CAP GROWTH PORTFOLIO
                                                          --------------------------
                                      Net gain
                                     on invest-
                    Net                ments
                   Asset      Net      (both      Total    Dividends Distri-            Net               Net
                  Value,    invest-   realized     from    from net  butions           Asset            Assets   Ratio of
                  begin-     ment       and      invest-    invest-   from     Total   Value,           end of  expenses to
     Period       ning of   income    unreal-      ment      ment    capital  distri-  end of   Total   period    average
     Ended       of period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets
---------------- --------- --------- ---------- ---------- --------- -------  -------  ------ --------- ------- -----------
                                                                   Class Y
                                                                   -------
12/31/96-
 11/30/97(3)      $10.00    $(0.03)    $4.69      $4.66       $--    $(1.17)  $(1.17)  $13.49   47.08%  $80,898 1.35%(4)(5)
11/30/98........   13.49     (0.11)     0.79       0.68        --     (0.10)   (0.10)   14.07    5.06   313,207 1.21
11/30/99........   14.07     (0.13)     4.60       4.47        --        --       --    18.54   31.77   627,978 1.08
5/31/00(6)......   18.54     (0.04)     2.52       2.48        --     (0.16)   (0.16)   20.86   13.36   806,910 1.01 (4)
                                                                   Class A
                                                                   -------
9/08/99-
 11/30/99(3)      $16.90    $(0.05)    $1.65      $1.60       $--    $   --   $   --   $18.50    9.47%  $   394 1.65%(4)(5)
5/31/00(6)......   18.50     (0.11)     2.53       2.42        --     (0.16)   (0.16)   20.76   13.07     2,504 1.65 (4)(5)
                                                                   Class B
                                                                   -------
9/08/99-
 11/30/99(3)      $16.90    $(0.09)    $1.68      $1.59       $--    $   --   $   --   $18.49    9.41%  $   562 2.30%(4)(5)
5/31/00(6)......   18.49     (0.18)     2.52       2.34        --     (0.16)   (0.16)   20.67   12.64     1,484 2.30 (4)(5)
                                                                   Class II
                                                                   --------
9/08/99-
 11/30/99(3)      $16.90    $(0.08)    $1.68      $1.60       $--    $   --   $   --   $18.50    9.47%  $   397 2.30%(4)(5)
5/31/00(6)......   18.50     (0.18)     2.51       2.33        --     (0.16)   (0.16)   20.67   12.58       952 2.30 (4)(5)
                                                          SMALL CAP GROWTH PORTFOLIO
                                                          --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average         Portfolio
     Ended       net assets       turnover
---------------- ---------------- ---------
                                                                   Class Y
                                                                   -------
12/31/96-
 11/30/97(3)       (0.68)%(4)(5)     148%
11/30/98........   (0.71)            104
11/30/99........   (0.78)            105
5/31/00(6)......   (0.36) (4)         75
                                                                   Class A
                                                                   -------
9/08/99-
 11/30/99(3)       (1.46)%(4)(5)     105%
5/31/00(6)......   (0.97) (4)(5)      75
                                                                   Class B
                                                                   -------
9/08/99-
 11/30/99(3)       (2.12)%(4)(5)     105%
5/31/00(6)......   (1.63) (4)(5)      75
                                                                   Class II
                                                                   --------
9/08/99-
 11/30/99(3)       (2.11)%(4)(5)     105%
5/31/00(6)......   (1.63) (4)(5)      75

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                  11/30/97 11/30/98 11/30/99 5/31/00
                                  -------- -------- -------- -------
   Small Cap Growth Class Y......   0.45%     --        --      --
   Small Cap Growth Class A......     --      --      0.14%   1.26%
   Small Cap Growth Class B......     --      --      0.14    2.01
   Small Cap Growth Class II.....     --      --      0.14    3.20

(6) Unaudited
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                        REAL ESTATE SECURITIES PORTFOLIO

                                      Net gain
                                       (loss)
                                     on invest-
                     Net               ments
                    Asset               (both     Total    Dividends Distri-            Net                Net
                   Value,     Net     realized     from    from net  butions           Asset             Assets    Ratio of
                   begin-   invest-     and      invest-    invest-   from     Total   Value,            end of  expenses to
      Period       ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total    period    average
       Ended       period  income(1)   ized)    operations  income    gains   butions  period Return(2)  (000's)  net assets
 ----------------  ------- --------- ---------- ---------- --------- -------  -------  ------ ---------  ------- ------------
                                                                    Class Y
                                                                    -------
 12/31/96-
 11/30/97(3).....  $10.00    $0.35     $ 2.05     $ 2.40    $(0.23)  $(0.93)  $(1.16)  $11.24   24.39 %  $53,308 1.25%(4)(5)
 11/30/98........   11.24     0.44      (1.90)     (1.46)    (0.43)   (0.14)   (0.57)    9.21  (13.64)    84,789 1.25  (5)
 11/30/99........    9.21     0.47      (1.17)     (0.70)    (0.44)      --    (0.44)    8.07   (7.86)   128,997 1.19
 5/31/00(6)......    8.07     0.20       0.85       1.05     (0.18)      --       --     8.94   13.23    178,190 1.12  (4)
                     Ratio
                     of net
                   investment
                   income to
      Period        average        Portfolio
       Ended       net assets      turnover
------------------ --------------- ---------
                                                                    Class Y
                                                                    -------
 12/31/96-
 11/30/97(3).....     4.61%(4)(5)     185%
 11/30/98........     4.19  (5)       157
 11/30/99........     5.23            100
 5/31/00(6)......     4.83  (4)        37

                                                                    Class A
                                                                    -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.12     $(0.74)    $(0.62)   $(0.12)  $   --   $(0.12)   $8.06   (7.06)%  $   143 1.65%(4)(5)
 5/31/00(6)......    8.06     0.14       0.86       1.00     (0.14)      --       --     8.92   12.63      1,166 1.65  (4)(5)
                                                                    Class B
                                                                    -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.10     $(0.73)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%  $   162 2.30%(4)(5)
 5/31/00(6)......    8.05     0.15       0.84       0.99     (0.13)      --       --     8.91   12.46        588 2.30  (4)(5)
                                                                    Class II
                                                                    --------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.11     $(0.74)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%  $   143 2.30%(4)(5)
 5/31/00(6)......    8.05     0.16       0.84       1.00     (0.13)      --       --     8.92   12.59        253 2.30  (4)(5)
                                                                    Class A
                                                                    -------
 9/08/99-
 11/30/99(3).....     6.13%(4)(5)     100%
 5/31/00(6)......     2.94  (4)(5)     37
                                                                    Class B
                                                                    -------
 9/08/99-
 11/30/99(3).....     5.48%(4)(5)     100%
 5/31/00(6)......     3.83  (4)(5)     37
                                                                    Class II
                                                                    --------
 9/08/99-
 11/30/99(3).....     5.61%(4)(5)     100%
 5/31/00(6)......     3.92  (4)(5)     37

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                      11/30/97 11/30/98 11/30/99 5/31/00
                      -------- -------- -------- -------
   Real Estate
    Securities Class
    Y...............    0.58%    0.06%      --       --
   Real Estate
    Securities Class
    A...............      --       --     0.18%    5.19%
   Real Estate
    Securities Class
    B...............      --       --     0.18     6.56
   Real Estate
    Securities Class
    II..............      --       --     0.18    12.58

(6) Unaudited
                                               See Notes to Financial Statements
26

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                        MICRO CAP GROWTH PORTFOLIO
                                                        --------------------------
                                   Net gain
                                       on
                                   on invest-
                   Net               ments                                                                    Ratio of
                  Asset     Net      (both      Total    Dividends Distri-           Net               Net    expenses
                 Value,   invest-   realized     from    from net  butions          Asset             Assets     to
                 begin-    ment       and      invest-    invest-   from     Total  Value,            end of  average
     Period      ning of  income    unreal-      ment      ment    capital  distri- end of   Total    period    net
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions period Return(2) (000's)   assets
---------------- ------- --------- ---------- ---------- --------- -------  ------- ------ --------- -------- --------
                                                                 Class Y
                                                                 -------
12/31/97-
11/30/98(3)..... $10.00   $(0.05)    $2.08      $2.03       $--    $   --    $  --  $12.03   20.30%  $ 47,774  1.60%(4)(5)
11/30/99........  12.03    (0.14)     7.91       7.77        --     (1.47)   (1.47)  18.33   65.67    121,914  1.54
5/31/00(6)......  18.33    (0.06)     2.52       2.46        --     (1.24)   (1.24)  19.55   12.93    147,711  1.48  (4)
                                                        MICRO CAP GROWTH PORTFOLIO
                                                        --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average         Portfolio
     Ended       net assets       turnover
---------------- ---------------- ---------
                                                                 Class Y
                                                                 -------
12/31/97-
11/30/98(3).....   (0.46)%(4)(5)     121%
11/30/99........   (0.95)            150
5/31/00(6)......   (0.58)  (4)        89

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                       11/30/98
                                       --------
   Micro Cap Growth...................   0.30%

(6) Unaudited
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                        MULTI CAP GROWTH PORTFOLIO
                                                        --------------------------
                                    Net gain
                                     (loss)
                                   on invest-
                   Net               ments
                  Asset     Net      (both      Total    Dividends Distri-            Net               Net
                 Value,   invest-   realized     from    from net  butions           Asset            Assets   Ratio of
                 begin-    ment       and      invest-    invest-   from     Total   Value,           end of   expenses
     Period      ning of  income    unreal-      ment      ment    capital  distri-  end of   Total   period  to average
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- ------- ----------
                                                                  Class Y
                                                                  -------
12/31/98-
 11/30/99(3).... $10.00   $(0.05)    $ 6.96     $ 6.91     $ --    $ (2.13) $ (2.13) $14.78   72.39%  $35,944   1.35%(4)(5)
5/31/00(6)......  14.78    (0.07)      4.02       3.95       --      (0.92)   (0.92)  17.81   27.67    54,040   1.30  (4)
                                                                  Class A
                                                                  -------
3/31/00-
 5/31/00(3)(6).. $18.92   $(0.03)    $(1.10)    $(1.13)    $ --    $    --  $    --  $17.79   (5.97)% $    94   1.70%(4)(5)
                                                        MULTI CAP GROWTH PORTFOLIO
                                                        --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average        Portfolio
     Ended       net assets      turnover
---------------- --------------- ---------
                                                                  Class Y
                                                                  -------
12/31/98-
 11/30/99(3)....  (0.42)%(4)(5)     154%
5/31/00(6)......  (0.77)  (4)       123
                                                                  Class A
                                                                  -------
3/31/00-
 5/31/00(3)(6)..  (0.95)%(4)(5)     123%

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                 11/30/99 5/31/00
                                 -------- -------
   Multi Cap Growth Portfolio
    Class Y.....................   0.64%     --
   Multi Cap Growth Portfolio
    Class A.....................    --     24.81%

(6) Unaudited
                                               See Notes to Financial Statements
28

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                           MID CAP GROWTH PORTFOLIO
                                                           ------------------------
                                   Net gain
                                    (loss)
                  Net             on invest-
                 Asset              ments
                 Value,    Net      (both      Total    Dividends Distri-          Net               Net
                 begin-  invest-   realized     from    from net  butions         Asset            Assets   Ratio of
                  ning    ment       and      invest-    invest-   from    Total  Value,           end of  expenses to
     Period        of    income    unreal-      ment      ment    capital distri- end of   Total   period    average
     Ended       period (loss)(1)   ized)    operations  income    gains  butions period Return(2) (000's) net assets
---------------- ------ --------- ---------- ---------- --------- ------- ------- ------ --------- ------- -----------
                                                                   Class Y
                                                                   -------
12/31/99-
5/31/00(3)(6)... $10.00  $(0.02)    $ 1.48     $ 1.46     $ --      $--     $--   $11.46   14.60%  $51,881 1.35%(4)(5)
                                                                   Class A
                                                                   -------
3/31/00-
5/31/00(3)(6)... $12.00  $(0.02)    $(0.53)    $(0.55)    $ --      $--     $--   $11.45  (4.58)%  $    96 1.70%(4)(5)
                                                           MID CAP GROWTH PORTFOLIO
                                                           ------------------------
                 Ratio of net
                  investment
                    income
                   (loss) to
     Period         average    Portfolio
     Ended        net assets   turnover
---------------- ------------- ---------
                                                                   Class Y
                                                                   -------
12/31/99-
5/31/00(3)(6)... (0.37)%(4)(5)     60%
                                                                   Class A
                                                                   -------
3/31/00-
5/31/00(3)(6)... (0.95)%(4)(5)     60%

----------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                           5/31/00
                                           -------
   Mid Cap Growth Portfolio Class Y.......   0.09%
   Mid Cap Growth Portfolio Class A.......  24.48

(6) Unaudited
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited)                           May 31, 2000

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into five Portfolios, the BRAZOS Small Cap Growth Portfolio ("Small Cap Growth Portfolio"), the BRAZOS Real Estate Securities Portfolio ("Real Estate Securities Portfolio"), the BRAZOS Micro Cap Growth Portfolio ("Micro Cap Growth Portfolio"), the BRAZOS Multi Cap Growth Portfo-lio, formerly BRAZOS Growth Portfolio ("Multi Cap Growth Portfolio") and the BRAZOS Mid Cap Growth Portfolio ("Mid Cap Growth Portfolio") (each, a "Portfo-lio" and collectively, the "Portfolios"). The investment objective for each portfolio are as follows:

Small Cap Growth Portfolio seeks to provide maximum capital appreciation, con-sistent with reasonable risk to principal, by investing primarily in small cap-italization companies.

Real Estate Securities Portfolio seeks to provide a balance of income and ap-preciation, consistent with reasonable risk to principal, by investing primar-ily in equity securities of companies which are principally engaged in the real estate industry.

Micro Cap Growth Portfolio seeks to provide maximum capital appreciation, con-sistent with reasonable risk to principal, by investing primarily in micro cap-italization companies.

Multi Cap Growth Portfolio seeks to provide maximum capital growth. Effective December 31, 1999, the Growth Portfolio changed its name to the Multi Cap Growth Portfolio. The Portfolio's investment objective remains unchanged.

Mid Cap Growth Portfolio seeks to provide maximum capital appreciation, consis-tent with reasonable risk to principal.

The Small Cap Growth Portfolio, Real Estate Securities Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfolio offer multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares--   Offered at net asset value per share without an initial
                   sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued             May 31, 2000

                   convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class II shares--  Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent deferred sales charge.

Class Y shares--   Offer at net asset value per share exclusively for
                   institutional investors.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distri-bution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, except that Class B and Class II shares are subject to higher distribution fee rates.

Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, there-fore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distri-butions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be af-fected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted se-curities and listed securities, including REITs, which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000


Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income and any net real-ized capital gains. The character of distributions made during the year from net investment income or net realized gains may differ from the characteriza-tion for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appro-priate, reclassifications between net asset accounts are made for such differ-ences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distribu-tions by Investment Companies, distributions representing a return of capital for tax purposes are charged to capital paid in.

Deferred Organization Costs. Organizational costs on the Small Cap Growth Port-folio and the Real Estate Securities Portfolio have been capitalized and are being amortized over sixty months from the commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemp-tion proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity will generally accepted accounting princi-ples requires management to make estimates and assumptions that affect the re-ported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the six months ended May 31, 2000 were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
   Small Cap Growth Portfolio........................ $554,826,167 $518,269,281
   Real Estate Securities Portfolio..................   87,118,217   54,331,758
   Micro Cap Growth Portfolio........................  118,559,450  115,319,572
   Multi Cap Growth Portfolio........................   55,342,199   53,648,278
   Mid Cap Growth Portfolio..........................   60,737,740   19,203,894

4. Advisory Fees and Other transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of American International Group. Under Investment Ad-visory Agreements with the Fund, the Adviser manages the investment and rein-vestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreement, the Portfolios' pay the Adviser a monthly fee at the annual rate of 0.90%, 0.90%, 1.20%, 0.90% and 0.90% of the average daily net assets of the Small Cap Growth Portfolio, Real Estate Securities Portfolio, Mi-cro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfo-lio, respectively. The Adviser has voluntarily agreed to keep operating expenses for the Small Cap Growth Portfolio, Real Estate Securities Portfolio, Micro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Port-folio Class Y shares (excluding extraordinary expenses) from exceeding an an-nual rate of 1.35%, 1.25%, 1.60%, 1.35% and 1.35%, respectively, of each Portfolio's average daily net assets.

For the six months ended May 31, 2000 the Adviser reimbursed expenses in the amount of $15,291 on the Mid Cap Growth Portfolio.

Effective August 1, 1999 the Fund, on behalf of each Portfolio, has entered into an Administration Agreement with SunAmerica Asset Management Corp. ("SAAMCo") an indirect wholly owned subsidiary of American International Group. SAAMCo receives an annual fee based upon average daily net asset for each Port-folio as follows:

  .07% on the first $200 million
  .06% on the next $500 million

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000

  .04% on the balance
  Minimum annual fee: $35,000/first portfolio; $25,000/portfolio for the next three portfolios; $20,000/portfolio for any additional portfolios.

For the six months ended May 31, 2000, SAAMCo received fees from each portfolio and reimbursed expenses on Classes A, B and II as follows:

                                                                     Expenses
                                                                   Reimbursed by
                                                Administration fee Administrator
                                                ------------------ -------------
   Small Cap Growth Portfolio..................      $240,894         $37,770
   Real Estate Securities Portfolio............        55,653          36,035
   Micro Cap Growth Portfolio..................        56,323             --
   Multi Cap Growth Portfolio..................        17,037           4,118
   Mid Cap Growth Portfolio....................        12,480           3,935

Effective September 8, 1999 the Fund, on behalf of each Portfolio, has a Dis-tribution Agreement with SunAmerica Capital Services, Inc. ("SACS"), an affili-ate of the Administrator. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in ac-cordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class A, Class B and Class II have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class II Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan and Class II Plan, the Distributor re-ceives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commis-sions and other expenses such as those incurred for sales literature, prospec-tus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000

service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended May 31, 2000, SACS received fees (see Statement of Operations) based upon the aforemen-tioned rates.

SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Port-folio's Class B and Class II shares. SACS has advised the Fund that for the six months ended May 31, 2000 the proceeds received from sales (and paid out to af-filiated and non-affiliated broker-dealers) and redemptions are as follows:

                                            Class A                   Class B
                             ------------------------------------- -------------
                                                                    Contingent
                              Sales    Affiliated   Non-affiliated   Deferred
                             Charges Broker-dealers Broker-dealers Sales Charges
                             ------- -------------- -------------- -------------
Small Cap Growth Portfolio.  $19,434    $12,567         $5,404        $  479
Real Estate Securities
 Portfolio.................    7,583      1,787          4,761         1,661
Multi Cap Growth Portfolio.      --         --             --            --
Mid Cap Growth Portfolio...      --         --             --            --
                                           Class II                  Class II
                             ------------------------------------- -------------
                                                                    Contingent
                              Sales    Affiliated   Non-affiliated   Deferred
                             Charges Broker-dealers Broker-dealers Sales Charges
                             ------- -------------- -------------- -------------
Small Cap Growth Portfolio.  $ 3,802    $ 3,802         $  --         $  --
Real Estate Securities
 Portfolio.................    2,644        385          2,259         1,078
Multi Cap Growth Portfolio.      --         --             --            --
Mid Cap Growth Portfolio...      --         --             --            --

Effective August 15, 1999 the Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Administrator. Un-der the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which is approved annually by the Trustees, permits the Portfolios to compen-sate SAFS for services rendered based upon the following rates:

Class A, Class B, Class II--0.22% of average daily net assets
Class Y--transaction fee based, minimum annual fee of $25,000 for the first fund, $10,000 for each additional fund. Any transaction fees earned are remitted to State Street Bank & Trust Co.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000


For the six months ended May 31, 2000, the Portfolios incurred the following expenses which are included in transfer agent fees in the Statement of Opera-tions to compensate SAFS pursuant to the terms of the Service Agreement.

                                                              Payable at
                                      Expense              March 31, 2000
                              ------------------------ ------------------------
                              Class A Class B Class II Class A Class B Class II
                              ------- ------- -------- ------- ------- --------
Small Cap Growth Portfolio... $2,234  $1,383    $850    $468    $277     $174
Real Estate Securities
 Portfolio...................    511     403     210     209     105       45
Multi Cap Growth Portfolio...     35     --      --       18     --       --
Mid Cap Growth Portfolio.....     35     --      --       18     --       --

Pembrook Securities ("Pembrook"), a brokerage firm directly owned by the Ad-viser of the Portfolios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid to Pembrook by the Small Cap Growth Portfolio, Real Estate Securities Portfolio, Micro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfolio for the six months ended May 31, 2000 totaled $161,304, $37,680, $32,352, $40,125 and $43,640, respectively.

Rafferty Capital Markets, Inc., 550 Mamaroneck Avenue, Harrison, NY 10528, has been engaged to assist in securing purchasers for shares of the Portfolios. Rafferty will receive no compensation from the Fund for distribution of shares of the Portfolios, although it will receive reimbursement by the Adviser of out-of-pocket expenses.

5. Fund Shares. At May 31, 2000, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares of each Portfolio:

                                                         Small Cap Growth Portfolio
                          -----------------------------------------------------------------------------------------------
                                               Class Y                                          Class A
                          -----------------------------------------------------  ----------------------------------------
                                  For the                                             For the           For the period
                              six months ended                For the             six months ended    September 8, 1999*
                                May 31, 2000                year ended              May 31, 2000            through
                                (unaudited)              November 30, 1999          (unaudited)        November 30, 1999
                          -------------------------  --------------------------  -------------------  -------------------
                            Shares       Amount        Shares        Amount      Shares     Amount     Shares    Amount
                          ----------  -------------  -----------  -------------  -------  ----------  -------------------
Shares sold.............  10,154,878  $ 225,535,952   21,881,783  $ 354,179,466  110,768  $2,464,388    21,287 $  376,710
Reinvested dividends ...     252,345      5,407,753          --             --       278       5,940       --         --
Shares redeemed.........  (5,611,444)  (123,911,701) (10,267,250)  (168,346,125) (11,662)   (254,918)      --         --
                          ----------  -------------  -----------  -------------  -------  ----------  -------- ----------
Net increase (decrease).   4,795,779  $ 107,032,004   11,614,533  $ 185,833,341   99,384  $2,215,410    21,287 $  376,710
                          ==========  =============  ===========  =============  =======  ==========  ======== ==========

* Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000

                                                        Small Cap Growth Portfolio
                          --------------------------------------------------------------------------------------------
                                              Class B                                        Class II
                          --------------------------------------------------  ----------------------------------------
                                  For the               For the period             For the           For the period
                             six months ended         September 8, 1999*       six months ended    September 8, 1999*
                               May 31, 2000                 through              May 31, 2000            through
                                (unaudited)            November 30, 1999         (unaudited)        November 30, 1999
                          ------------------------  ------------------------  -------------------  -------------------
                            Shares       Amount       Shares       Amount     Shares     Amount     Shares    Amount
                          ----------  ------------  ----------  ------------  -------  ----------  -------------------
Shares sold.............      43,453  $    955,654      30,424  $    531,359   24,903  $  549,928    21,452 $  374,894
Reinvested dividends ...         307         6,560         --            --       172       3,663       --         --
Shares redeemed.........      (2,502)      (57,078)        --            --      (468)     (9,292)      --         --
                          ----------  ------------  ----------  ------------  -------  ----------  -------- ----------
Net increase (decrease).      41,248  $    905,136      30,424  $    531,359   24,607  $  544,299    21,452 $  374,894
                          ==========  ============  ==========  ============  =======  ==========  ======== ==========
                                                     Real Estate Securities Portfolio
                          --------------------------------------------------------------------------------------------
                                              Class Y                                        Class A
                          --------------------------------------------------  ----------------------------------------
                                  For the                                          For the           For the period
                             six months ended               For the            six months ended    September 8, 1999*
                               May 31, 2000               year ended             May 31, 2000            through
                                (unaudited)            November 30, 1999         (unaudited)        November 30, 1999
                          ------------------------  ------------------------  -------------------  -------------------
                            Shares       Amount       Shares       Amount     Shares     Amount     Shares    Amount
                          ----------  ------------  ----------  ------------  -------  ----------  -------------------
Shares sold.............   8,068,917  $ 67,012,925  10,276,203  $ 92,129,473  138,010  $1,171,588    17,458 $  153,431
Reinvested dividends ...     305,997     2,505,463     495,029     4,327,366      373       3,056       252      2,094
Shares redeemed.........  (4,416,294)  (37,152,422) (3,996,289)  (35,833,646) (25,448)   (206,577)      --         --
                          ----------  ------------  ----------  ------------  -------  ----------  -------- ----------
Net increase (decrease).   3,958,620  $ 32,365,966   6,774,943  $ 60,623,193  112,935  $  968,067    17,710 $  155,525
                          ==========  ============  ==========  ============  =======  ==========  ======== ==========
                                                     Real Estate Securities Portfolio
                          --------------------------------------------------------------------------------------------
                                              Class B                                        Class II
                          --------------------------------------------------  ----------------------------------------
                                  For the               For the period             For the           For the period
                             six months ended         September 8, 1999*       six months ended    September 8, 1999*
                               May 31, 2000                 through              May 31, 2000            through
                                (unaudited)            November 30, 1999         (unaudited)        November 30, 1999
                          ------------------------  ------------------------  -------------------  -------------------
                            Shares       Amount       Shares       Amount     Shares     Amount     Shares    Amount
                          ----------  ------------  ----------  ------------  -------  ----------  -------------------
Shares sold.............      61,747  $    513,845      20,751  $    180,060   33,191     270,100    17,509 $  153,746
Reinvested dividends ...         335         2,741         246         2,047      337       2,761       246      2,046
Shares redeemed.........     (16,251)     (130,795)       (824)       (6,716) (22,959)   (186,076)      --         --
                          ----------  ------------  ----------  ------------  -------  ----------  -------- ----------
Net increase (decrease).      45,831  $    385,791      20,173  $    175,391   10,569  $   86,785    17,755 $  155,792
                          ==========  ============  ==========  ============  =======  ==========  ======== ==========

* Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000

                                    Micro Cap Growth Portfolio
                          --------------------------------------------------
                                              Class Y
                          --------------------------------------------------
                                  For the
                             six months ended               For the
                               May 31, 2000               year ended
                                (unaudited)            November 30, 1999
                          ------------------------  ------------------------
                            Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------
Shares sold.............   3,472,475  $ 75,733,958   4,272,442  $ 65,162,561
Reinvested dividends ...     377,500     7,870,880     437,475     7,415,212
Shares redeemed.........  (2,945,080)  (64,350,362) (2,032,966)  (30,883,824)
                          ----------  ------------  ----------  ------------
Net increase (decrease).     904,895  $ 19,254,476   2,676,951  $ 41,693,949
                          ==========  ============  ==========  ============
                                                Multi Cap Growth Portfolio
                          ---------------------------------------------------------------------------
                                              Class Y                                 Class A
                          --------------------------------------------------  -----------------------
                                  For the               For the period            For the period
                             six months ended         December 31, 1998*          March 31, 2000*
                               May 31, 2000                 through            through May 31, 2000
                                (unaudited)            November 30, 1999            (unaudited)
                          ------------------------  ------------------------  -----------------------
                            Shares       Amount       Shares       Amount       Shares      Amount
                          ----------  ------------  ----------  ------------  ---------- ------------
Shares sold.............     654,304  $ 11,305,306   2,405,047  $ 29,483,729       5,298 $    100,225
Reinvested dividends....     138,850     2,145,238     133,689     1,711,221         --           --
Shares redeemed.........    (191,014)   (3,200,780)   (106,219)   (1,361,258)        --           --
                          ----------  ------------  ----------  ------------  ---------- ------------
Net increase (decrease).     602,140  $ 10,249,764   2,432,517  $ 29,833,692       5,298 $    100,225
                          ==========  ============  ==========  ============  ========== ============
                                     Mid Cap Growth Portfolio
                          --------------------------------------------------
                                  Class Y                   Class A
                          ------------------------  ------------------------
                              For the period            For the period
                            December 31, 1999*          March 31, 2000*
                           through May 31, 2000      through May 31, 2000
                                (unaudited)               (unaudited)
                          ------------------------  ------------------------
                            Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------
Shares sold.............   4,833,507  $ 50,887,780       8,353  $    100,225
Reinvested dividends ...         --            --          --            --
Shares redeemed.........    (306,333)   (3,571,683)        --            --
                          ----------  ------------  ----------  ------------
Net increase (decrease).   4,527,174  $ 47,316,097       8,353  $    100,225
                          ==========  ============  ==========  ============

* Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2000


6. Income Tax Information. At May 31, 2000, the investment cost and gross unrealized appreciation and depreciation on investments for book purposes were as follows:

                                                                       Net
                                        Unrealized   Unrealized   Appreciation/
                              Cost     Appreciation Depreciation  (Depreciation)
                           ----------- ------------ ------------  --------------
Small Cap Growth
 Portfolio................ 738,852,549 138,481,785  (65,403,974)    73,077,811
Real Estate Securities
 Portfolio................ 172,915,936  11,680,266   (3,306,605)     8,373,661
Micro Cap Growth
 Portfolio................ 147,926,917  19,744,317  (18,899,987)       844,330
Multi Cap Growth
 Portfolio................  47,545,058   7,739,074   (1,110,211)     6,628,863
Mid Cap Growth Portfolio..  47,800,861   6,612,676   (3,028,462)     3,584,214

At November 30, 1999, the Real Estate Securities Portfolio had capital loss carryovers (which may be carried over to offset future capital gains) totaling $2,392,969 and $14,950,012 to expire in the years 2006 and 2007, respectively.

For the year ended November 30, 1999 the Small Cap Growth and Micro Cap Growth Portfolios utilized capital loss carryovers from the prior year in the amount of $19,665,161 and $451,347, respectively.

                                                                 PRSRT
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